Stock-Based Compensation - Summary of Stock Options Available for Grant and Outstanding Options Activity (Detail) - AUD / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Available for Grant, Beginning balance	24,754,902	23,947,127
Granted	(1,410,560)	(1,192,225)
New Shares Authorized	5,000,000	2,000,000
Forfeitures Available for Re-grant	74,466
Shares Available for Grant, Ending balance	28,418,808	24,754,902
Outstanding Options, Number, Beginning balance	511,780	1,099,276
Exercised, Outstanding Options, Number	(333,287)	(587,496)
Forfeited, Outstanding Options, Number	(74,466)
Outstanding Options, Number, Ending balance	104,027	511,780
Outstanding Options, Weighted Average Exercise Price, Beginning balance	AUD 8.17	AUD 8.11
Exercised, Outstanding Options, Weighted Average Exercise Price	8.54	8.06
Forfeited, Outstanding Options, Weighted Average Exercise Price	7.85
Outstanding Options, Weighted Average Exercise Price, Ending balance	AUD 7.22	AUD 8.17